NOTES PAYABLE AND DERIVATIVE LIABILITIES (Details) - USD ($)	2 Months Ended		3 Months Ended	4 Months Ended		5 Months Ended	7 Months Ended	11 Months Ended
	Feb. 19, 2021	Feb. 20, 2020	Jun. 30, 2021	May 10, 2021	Apr. 29, 2021	Jun. 12, 2020	Aug. 11, 2020	Nov. 25, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt			$ 3,796,625						$ 3,351,283
Current portion of debt			1,196,625						901,283
Long-term portion of debt			2,600,000						2,450,000
Debt forgiveness			265,842
Steven Morse Esq [Member]
Debt Instrument [Line Items]
Original issue discounts				$ 5,000
Business Capital Providers [Member]
Debt Instrument [Line Items]
Proceeds from loan payable	$ 250,000	$ 250,000			$ 300,000	$ 250,000	$ 250,000	$ 310,000
Debt payment frequency	daily	daily			daily	daily	daily	daily
Debt periodic payment	$ 2,556	$ 2,556			$ 2,700.00	$ 2,556	$ 2,556	$ 2,700.00
Convertible Note [Member]
Debt Instrument [Line Items]
Debt face amount			1,057,000
Original issue discounts			37,000
Debt converted, amount converted			452,000
Unsecured Promissory Note [Member] | Steven Morse Esq [Member]
Debt Instrument [Line Items]
Proceed from debt				$ 100,000
Debt maturity date				Jun. 07, 2021
Mob Fox U S L L C [Member]
Debt Instrument [Line Items]
Total debt			0						30,000
Salkind [Member]
Debt Instrument [Line Items]
Total debt			2,700,000						2,550,000
Small Business Administration [Member]
Debt Instrument [Line Items]
Total debt			150,000						415,842
Subscription Agreements [Member]
Debt Instrument [Line Items]
Total debt			505,000						0
Steven Morse Esq [Member]
Debt Instrument [Line Items]
Total debt			105,000						0
Business Capital Providers [Member]
Debt Instrument [Line Items]
Total debt			$ 336,625						$ 355,441